SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of basic and diluted net loss per common stock (Details) - USD ($)	3 Months Ended			4 Months Ended	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net loss, as adjusted	$ (659,459)	$ (527,360)	$ (5,000)	$ (5,000)	$ (1,186,819)		$ (280,701)
Weighted average shares outstanding, non-redeemable common stock, basic	14,932,000		2,500,000	2,500,000	14,932,000		3,981,054
Weighted average shares outstanding, non-redeemable common stock, diluted	14,932,000		2,500,000		14,932,000	2,500,000	3,981,054
Net loss per share, non-redeemable common stock, basic	$ (0.04)		$ 0.00	$ 0.00	$ (0.08)
Net loss per share, non-redeemable common stock, diluted	$ (0.04)		$ 0.00		$ (0.08)	$ 0.00
Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net loss, as adjusted	$ 659,459		$ 5,000	$ 5,000	$ 1,186,819
Common stock not subject to redemption
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average shares outstanding, non-redeemable common stock, basic	14,932,000		2,500,000	2,500,000	14,932,000
Weighted average shares outstanding, non-redeemable common stock, diluted	14,932,000		2,500,000	2,500,000	14,932,000
Net loss per share, non-redeemable common stock, basic	$ (0.04)		$ 0.00	$ 0.00	$ (0.08)
Net loss per share, non-redeemable common stock, diluted	$ (0.04)		$ 0.00	$ 0.00	$ (0.08)